INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF INTEREST EXPENSE [Table Text Block]
	Year ended December 31,
	2011	2010
Bank acceptance discount expenses	$1,733,864	$876,492
Other interest expenses	648,190	-
Total interest expenses	$2,382,054	$876,492